Operations	12 Months Ended
Dec. 31, 2025
Operations
Operations

1. Operations

Nu Holdings Ltd. ("Company" or "Nu Holdings") was incorporated as an exempted Company under the Companies Law of the Cayman Islands on February 26, 2016. The address of the Company's registered office is Willow House, 4th floor, Cricket Square, Grand Cayman - Cayman Islands. Nu Holdings has no operating activities with customers.

The Company’s shares are publicly traded on the New York Stock Exchange ("NYSE") under the symbol “NU”. The Company holds investments in several operating entities and, as of December 31, 2025, its significant operating subsidiaries were:

•	Nu Pagamentos S.A. - Instituição de Pagamento (“Nu Pagamentos”) is an indirect subsidiary domiciled in Brazil. Nu Pagamentos is engaged in the issuance and administration of credit cards, payment transfers through a prepaid account, and participation in other companies as a partner or shareholder. Its main products include a Mastercard international credit card, managed via a smartphone app, and the NuAccount, a 100% digital smartphone app, maintenance-free prepaid account which also includes features of a traditional bank account, such as PIX (electronic transfers), bill payments, and ATM withdrawals.
•	Nu Financeira S.A. – SCFI (“Nu Financeira”) is an indirect subsidiary domiciled in Brazil, with personal loans and retail deposits as its main products. It offers customizable loans with transparent terms and conditions managed via a smartphone app, allowing 24/7 issuance, repayment, and prepayments through NuAccount. Additionally, Nu Financeira issues Bank Deposit Receipts (RDB) to NuAccount holders with daily liquidity and a defined maturity date, and provides credit to Nu Pagamentos credit card holders for overdue invoices and revolving credit.
•	Nu Investimentos S.A. - Corretora de Títulos e Valores Mobiliários ("Nu Investimento"), is an indirect subsidiary acquired in June 2021, domiciled in Brazil, and is a digital investment broker dealer in Brazil.
•	Nu México Financiera, S.A. de C.V., S.F.P. ("Nu Mexico Financiera"), is an indirect subsidiary domiciled in Mexico. Nu Mexico Financiera is engaged in the issuance and administration of credit cards and offers deposits as its main products. Also, Nu Mexico Financiera provides customers in Mexico the opportunity to obtain loans. Customers also have access to the NuAccount, a 100% digital prepaid account available via a smartphone app, which includes features of a traditional bank account. Additionally, on April 24, 2025, Nu Mexico Financiera received regulatory approval from the Comisión Nacional Bancaria y de Valores (CNBV), in coordination with Banxico and the Mexican Ministry of Finance (SHCP), to begin the process of converting into a bank. By obtaining such a license, the Group intends to expand its portfolio of credit and other financial products in Mexico.
•	Nu Colombia Compañía de Financiamiento S.A ("Nu Colombia") is an indirect subsidiary domiciled in Colombia. Nu Colombia is engaged in the issuance and administration of credit cards and NuAccount, which is a 100% digital pre-paid account offered via a smartphone app, which also includes features of a traditional bank account.
•	Nu United States LLC (formerly HelenOT, LLC, - effective on April 9th, 2026) is an direct subsidiary domiciled in Delaware, United States, formed on January 8, 2016, to engage in any lawful act or activity and current has no active operations.

The Company and its consolidated subsidiaries are referred to in these consolidated financial statements as the “Group” or "Nu”.

Nu’s business plan provides for the continued growth of its Brazilian, Mexican, and Colombian operations, both through the expansion of its existing product lines, including, credit card, personal loans, investments, and insurance, as well as the introduction of new products. Accordingly, these consolidated financial statements were prepared based on the assumption of the Group continuing as a going concern.

The Company’s Board authorized the issuance of these consolidated financial statements on April 08, 2026.